   As filed with the Securities and Exchange Commission on November 25, 1996.
                                                      1933 Act File No. 2-95103
                                                      1940 Act File No. 811-4196

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

                             REGISTRATION STATEMENT
                                      UNDER
                            THE SECURITIES ACT OF 1933                       [X]
                         POST-EFFECTIVE AMENDMENT NO. 16                     [X]
                             REGISTRATION STATEMENT
                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940                    [X]
                                AMENDMENT NO. 17                             [X]

               EV Traditional Worldwide Health Sciences Fund, Inc.
                (formerly Medical Research Investment Fund, Inc.)
               (Exact Name of Registrant as Specified in Charter)

                 24 Federal Street, Boston, Massachusetts 02110
                    (Address of Principal Executive Offices)

                                 (617) 482-8260
                         (Registrant's Telephone Number)

                               H. DAY BRIGHAM, JR.
                 24 Federal Street, Boston, Massachusetts 02110
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box)

[X]   immediately upon filing pursuant to paragraph (b)
[ ]   on (date) pursuant to paragraph (b)
[ ]   60 days after filing pursuant to paragraph (a)(1)
[ ]   on (date) pursuant to paragraph (a)(1)
[ ]   75 days after filing pursuant to paragraph (a)(2)
[ ]   on (date) pursuant to paragraph (a)(2).

If appropriate, check the following box:
    [ ] this post-effective amendment designates a new effective date for a previously filed post- effective amendment.

    Worldwide Health Sciences Portfolio has also executed this Registration Statement.

    The Registrant has filed a Declaration pursuant to Rule 24f-2, and on October 28, 1996 filed its "Notice" as required by that Rule for the fiscal year ended August 31, 1996. Registrant continues its election to register an indefinite number of shares of beneficial interest pursuant to Rule 24f-2.

               EV TRADITIONAL WORLDWIDE HEALTH SCIENCES FUND, INC.
                              CROSS REFERENCE SHEET
                           ITEMS REQUIRED BY FORM N-1A

PART A
ITEM NO.   ITEM CAPTION                            PROSPECTUS CAPTION
--------   ------------                            ------------------

1.         Cover Page                              Cover Page
2.         Synopsis                                Prospectus Summary; Shareholder and Fund
                                                   Expenses; Example
3.         Condensed Financial Information         The Fund's Financial Highlights
4.         General Description of Registrant       Health Science Investments; The Fund's
                                                   Investment Objective; Investment Policies
                                                   and Risks; Organization of the Fund and
                                                   the Portfolio
5.         Management of the Fund                  Management of the Fund and the Portfolio
5A.        Management's Discussion of Fund         Inapplicable
             Performance
6.         Capital Stock and Other Securities      Organization of the Fund and the
                                                   Portfolio; Reports to Shareholders; The
                                                   Lifetime Investing Account/Distribution
                                                   Options; Distributions and Taxes
7.         Purchase of Securities Being Offered    Valuing Fund Shares; How to Buy Fund
                                                   Shares; Distribution Plan; The Lifetime Investing
                                                   Account/Distribution Options; The Eaton
                                                   Vance Exchange Privilege; Eaton Vance
                                                   Shareholder Services
8.         Redemption or Repurchase                How to Redeem Fund Shares
9.         Pending Legal Proceedings               Inapplicable

PART A
ITEM NO.   ITEM CAPTION                            STATEMENT OF ADDITIONAL INFORMATION CAPTION
--------   ------------                            -------------------------------------------

10.        Cover Page                              Cover Page
11.        Table of Contents                       Table of Contents
12.        General Information and History         Other Information
13.        Investment Objective and Policies       Additional Information About Investment
                                                   Policies; Investment Restrictions
14.        Management of the Fund                  Board Members and Officers; Fees and
                                                   Expenses
15.        Control Persons and Principal           Control Persons and Principal Holders of
             Holders of Securities                   Securities
16.        Investment Advisory and Other Services  Management of the Fund and the Portfolio;
                                                   Distribution Plan; Custodian; Independent
                                                   Accountants; Fees and Expenses
17.        Brokerage Allocation and Other          Portfolio Security Transactions; Fees and
             Practices                               Expenses
18.        Capital Stock and Other Securities      Other Information
19.        Purchase, Redemption and Pricing of     Determination of Net Asset Value; Service for
             Securities Being Offered              Withdrawal; Services for Accumulation;
                                                   Principal Underwriter; Distribution Plan;
                                                   Fees and Expenses
20.        Tax Status                              Taxes
21.        Underwriters                            Principal Underwriter; Fees and Expenses
22.        Calculation of Performance Data         Investment Performance; Performance Information
23.        Financial Statements                    Financial Statements

               EV TRADITIONAL WORLDWIDE HEALTH SCIENCES FUND, INC.

                SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 3, 1996

1. THE FOLLOWING REPLACES "ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES" UNDER "SHAREHOLDER AND FUND EXPENSES" ON PAGE 2 OF THE
     PROSPECTUS:

     ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES (as a percentage of average daily net assets)
     --------------------------------------------------------------------------
        Management Fees (after fee reduction)                            1.32%
        Rule 12b-1 Distribution Fees                                     0.25
        Other Expenses                                                   0.43
                                                                         ----
          Total Operating Expenses                                       2.00%

2.   THE FOLLOWING IS ADDED TO "FINANCIAL HIGHLIGHTS" ON PAGE 3 OF THE
     PROSPECTUS:

     ADJUSTED FOR 100% STOCK DIVIDEND --                               1996(1)
     RECORD DATE SEPTEMBER 23, 1996                                    -------

     NET ASSET VALUE, at beginning of year                             $11.71

     INCOME FROM INVESTMENT OPERATIONS:
        Net investment income (loss)                                     (.23)
        Net realized and unrealized gain (loss) on investments           3.46
                                                                      -------
            Total from investment operations                             3.23

     LESS DISTRIBUTIONS FROM:
        Net realized gain on investments                                 1.40

     NET ASSET VALUE, at end of year                                   $13.54

     TOTAL RETURN(2)                                                    31.04%

     RATIOS/SUPPLEMENTAL DATA
        Net assets at end of year (in thousands)                      $55,016
        Ratio of operating expenses to average net assets
          Before expense reimbursement                                   2.21%
          After expense reimbursement                                     N/A
        Ratio of net investment loss to average net assets
          Before expense reimbursement                                  (1.81)%
          After expense reimbursement                                     N/A

    Portfolio turnover rate                                                66%
    Average commission rate (per share of security)(3)                $0.0864

        (1) Based on average month end shares outstanding.

        (2) Calculated without a sales load.

        (3) Since September, 1989, the Adviser and prior administrator reimbursed a portion of their fees, when necessary, in order to allow the Fund to operate within the expense limitation of any state having jurisdiction over the Fund.

        (4) Average commission rate (per share of security) as required by amended disclosure requirements effective September 1, 1995.

3. THE FOLLOWING IS ADDED TO "MANAGEMENT OF THE FUND AND THE PORTFOLIO" ON PAGE 9 OF THE PROSPECTUS:

      For the fiscal year ended August 31, 1996, M&I received an advisory fee of 1.00% of average daily net assets, during which time assets were managed at the Fund level.

4.   THE FOLLOWING IS ADDED TO "DISTRIBUTION PLAN" ON PAGE 10 OF THE
     PROSPECTUS:

      For the fiscal year ended August 31, 1996, the Fund paid distribution fees to the prior distributor of the Fund representing 0.25% of the Fund's average daily net assets.

5.   THE FOLLOWING CHANGES ARE EFFECTIVE JANUARY 1, 1996:

      a. THE FOURTH FOOTNOTE OF "SHAREHOLDER AND FUND EXPENSES" ON PAGE 2 OF THE PROSPECTUS IS REPLACED WITH THE FOLLOWING:

          No sales charge is payable at the time of purchase on investments of $1 million or more. However, a contingent deferred sales charge of 1% will be imposed on such investments in the event of certain redemptions within 12 months of purchase. See "How to Buy Fund Shares" and "How to Redeem Fund Shares."

      b. THE LAST LINE OF AND THE FOOTNOTES TO THE CURRENT SALES CHARGE AND DEALER COMMISSIONS TABLE UNDER "HOW TO BUY FUND SHARES" ON PAGE 11 OF THE PROSPECTUS ARE REPLACED WITH THE FOLLOWING:

                             SALES CHARGE AS  SALES CHARGE AS  DEALER COMMISSION
                               % OF AMOUNT     % OF OFFERING    AS PERCENTAGE OF
         AMOUNT OF PURCHASE     INVESTED          PRICE         OFFERING PRICE
         ------------------  ---------------  ---------------  ----------------
         $1,000,000 or more       0.00*           0.00*             See below**

         *No sales charge is payable at the time of purchase of investments of $1,000,000 or more. A contingent deferred sales charge ("CDSC") of 1% will be imposed on such investments in the event of certain redemptions within 12 months of purchase.
        **A commission on sales of $1 million or more will be paid as follows:
          1.00% on sales of more than $1 million but less than $3 million, plus 0.50% on sales of more than $3 million but less than $5 million, plus 0.25% on sales of $5 million or more. Purchases of $1 million or more will be aggregated over a 12-month period for purposes of determining the commission to be paid.

      c. THE FOLLOWING IS ADDED TO "HOW TO BUY FUND SHARES" ON PAGE 11 OF THE
         PROSPECTUS:

          No sales charge is payable at the time of purchase where the amount invested represents redemption proceeds from a mutual fund unaffiliated with Eaton Vance if the redemption occurred no more than 60 days prior to the purchase of Fund shares and the redeemed shares were subject to a sales charge. A CDSC of 0.50% will be imposed on such investments in the event of certain redemptions within 12 months of purchase and the Authorized Firm will be paid a commission on such sales of 0.50% of the amount invested.

      d. THE FOLLOWING IS ADDED TO "HOW TO REDEEM FUND SHARES" ON PAGE 14 OF THE PROSPECTUS:

          If shares have been purchased at net asset value because the amount invested represents redemption proceeds from a mutual fund unaffiliated with Eaton Vance (as described under "How to Buy Fund Shares") and are redeemed within 12 months of purchase, a CDSC of 0.50% will be imposed on such redemption.

6.   THE DATE OF THIS PROSPECTUS IS CHANGED TO NOVEMBER 25, 1996.

November 25, 1996
                                                                       T-HSPS2

     The Registrant incorporates herein by reference the Prospectus of EV Traditional Worldwide Health Sciences Fund, Inc. dated September 3, 1996 as previously electronically filed with the Commission on September 6, 1996 (Accession No. 0000950156-96-000791).

              EV TRADITIONAL WORLDWIDE HEALTH SCIENCES FUND, INC.

               Supplement to Statement of Additional Information
                            dated September 3, 1996


1.   The attached replaces Part II of the Statement of Additional Information.

2. The date of this Statement of Additional Information is changed to November 25, 1996.


November 25, 1996

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV TRADITIONAL WORLDWIDE HEALTH SCIENCES FUND, INC.

                              FEES AND EXPENSES

    Through August 31, 1996, the Fund incurred expenses by investing directly in securities rather than investing in the Portfolio. In addition, some current service providers and some fee rates differ from the providers and rates in effect prior to August 31, 1996.

ADVISER
    During the fiscal years ended August 31, 1996 and 1995, the Fund paid the Adviser $350,234 and $138,826, respectively, in advisory fees. The Adviser received advisory fees of $121,553 during the fiscal year ended August 31, 1994 and pursuant to the expense limitation previously in effect, the Adviser reimbursed $16,868 during such period.

MANAGER AND ADMINISTRATOR
    The prior administrator (manager) of the Fund was paid $114,411 and $58,707, respectively, for its services during the fiscal years ended August 31, 1996 and 1995.

DISTRIBUTION PLAN
    Pursuant to the Distribution Plan in effect during the fiscal years ended August 31, 1996, the Fund paid $90,449 in 12b-1 fees to the prior distributor.

PRINCIPAL UNDERWRITER
    The Fund has authorized EVD to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by EVD. EVD estimates that the expenses incurred by it in acting as repurchase agent for the Fund will exceed the amounts paid therefor by the Fund. No fees have been paid to date.

BROKERAGE
    During the fiscal years ended August 31, 1996, 1995, and 1994, the Fund paid $184,676, $29,541 and $40,651, respectively, in brokerage commissions.

DIRECTORS AND TRUSTEES
    The fees and expenses of those Directors of the Fund and Trustees of the Portfolio who are not members of the Eaton Vance organization (the noninterested Directors and Trustees) are paid by the Fund and the Portfolio, respectively. (Board members who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) For the fiscal year ending August 31, 1997, it is estimated that the noninterested Directors and Trustees of the Fund and the Portfolio will receive the following compensation in such capacities, and during the year ended September 30, 1996, the noninterested Directors of the Fund and Trustees of the Portfolio earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

                                 ESTIMATED      ESTIMATED
                                 AGGREGATE      AGGREGATE     TOTAL COMPENSATION
                                COMPENSATION   COMPENSATION     FROM TRUST AND
  NAME                            FROM FUND   FROM PORTFOLIO     FUND COMPLEX
  ----                          ------------  --------------  -----------------
  Donald R. Dwight .........        $88            $256           $142,500(2)
  Samuel L. Hayes, III .....         79             325            153,750(3)
  Norton H. Reamer .........         78             305            142,500
  John L. Thorndike ........         82             338            147,500
  Jack L. Treynor ..........         88             318            147,500

--------------------
(1) The Eaton Vance fund complex consists of 228 registered investment companies or series thereof.
(2)  Includes $42,500 of deferred compensation.
(3)  Includes $37,500 of deferred compensation.

    For the year ending August 31, 1996, the Directors of the Fund were Dr. John
J. Maggio, Philip C. Smith and Dr. Eugene E. Weise, and their combined fees paid or accrued for such year were $4,250.

                          BOARD MEMBERS AND OFFICERS

    Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Board Member and officer is 24 Federal Street, Boston, Massachusetts 02110, which is also the address of the Fund's sponsor and manager, Eaton Vance Management ("Eaton Vance"); of Eaton Vance's wholly-owned subsidiary, Boston Management and Research ("BMR"); of Eaton Vance's parent, Eaton Vance Corp. ("EVC"); and of Eaton Vance's trustee, Eaton Vance, Inc. ("EV"). Eaton Vance and EV are both wholly-owned subsidiaries of EVC. Those Board Members who are "interested persons" of the Trust, Eaton Vance, BMR, EVC or EV as defined in the 1940 Act by virtue of their affiliation with any one or more of the Trust, Eaton Vance, BMR, EVC or EV, are indicated by an asterisk(*).

                      OFFICERS AND DIRECTORS OF THE FUND

JAMES B. HAWKES (55), PRESIDENT AND DIRECTOR*
President of Eaton Vance, BMR, EVC and EV, and a Director of EVC and EV.
  Director or Trustee and officer of various investment companies managed by Eaton Vance or BMR.

DONALD R. DWIGHT (65), DIRECTOR
President of Dwight Partners, Inc. (a corporate relations and communications company) founded in 1988. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Clover Mill Lane, Lyme, New Hampshire 03768

SAMUEL L. HAYES, III (61), DIRECTOR
Jacob H. Schiff Professor of Investment Banking, Harvard University Graduate
  School of Business Administration. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Harvard University Graduate School of Business Administration, Soldiers Field Road, Boston, Massachusetts 02163

NORTON H. REAMER (61), DIRECTOR
President and Director, United Asset Management Corporation, (a holding company owning institutional investment management firms); Chairman, President and Director, UAM Funds (mutual funds). Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: One International Place, Boston, Massachusetts 02110

JOHN L. THORNDIKE (70), DIRECTOR
Director, Fiduciary Company Incorporated. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 175 Federal Street, Boston, Massachusetts 02110

JACK L. TREYNOR (66), DIRECTOR
Investment Adviser and Consultant. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 504 Via Almar, Palos Verdes Estates, California 90274

OFFICERS

JAMES L. O'CONNOR (51), TREASURER
Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR.

THOMAS OTIS (65), SECRETARY
Vice President and Secretary of Eaton Vance, BMR, EVC and EV. Officer of various investment companies managed by Eaton Vance or BMR.

JANET E. SANDERS (61), ASSISTANT TREASURER AND ASSISTANT SECRETARY
Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR.

A. JOHN MURPHY (34), ASSISTANT SECRETARY
Assistant Vice President of BMR, Eaton Vance and EV since March 1, 1994;
  employee of Eaton Vance since March 1993. State Regulations Supervisor, The Boston Company (1991-1993) and Registration Specialist, Fidelity Management & Research Co. (1986-1991). Officer of various investment companies managed by Eaton Vance or BMR. Mr. Murphy was elected Assistant Secretary of the Trust on March 27, 1995.

ERIC G. WOODBURY (39), ASSISTANT SECRETARY
Vice President of Eaton Vance since February 1993; formerly, associate attorney at Dechert, Price & Rhoads and Gaston & Snow. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Woodbury was elected Assistant Secretary of the Trust on June 19, 1995.

                    OFFICERS AND TRUSTEES OF THE PORTFOLIO

    The Trustees and officers of the Portfolio are identical to the Directors and officers of the Fund, except for the following additional officer of the
Portfolio:

SAMUEL D. ISALY  (51), Vice President
President of Mehta and Isaly Asset Management, Inc. since 1989; Senior Vice
  President of S.G. Warburg & Co., Inc. from 1986 through 1989; and President of Gramercy Associates, a health care industry consulting firm, from 1983 through 1986.
Address: Mehta and Isaly Asset Management, Inc., 41 Madison Avenue, 40th
  Floor, New York, NY 10010-2202

    Messrs. Hayes (Chairman), Reamer and Thorndike are members of the Special Committee of the Board of the Fund and Portfolio. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board concerning (i) all contractual arrangements with service providers to the Fund or Portfolio, including administrative services, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Fund or Portfolio or its shareholders or interestholders.

    The Nominating Committee is comprised of four Directors who are not "interested persons" as that term is defined under the Investment Company Act of 1940 ("noninterested Directors"). The Committee has four-year staggered terms, with one member rotating off the Committee to be replaced by another noninterested Director of the Fund. The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Director and to assure that at least a majority of the Board of Directors is independent of Eaton Vance and its affiliates.

    Messrs. Treynor (Chairman) and Dwight are members of the Audit Committee of the Board of Directors. The Audit Committee's functions include making recommendations to the Board of Directors regarding the selection of the independent certified public accountants, and reviewing with such accountants and the Treasurer of the Fund matters relative to trading and brokerage policies and practices, accounting and auditing practices and procedures, accounting records, internal accounting controls, and the functions performed by the custodian, transfer agent and dividend disbursing agent of the Fund.

    Directors of the Fund who are not affiliated with an Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Plan"). Under the Plan, an eligible Director may elect to have his deferred fees invested by the Fund in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Directors under the Plan will be determined based upon the performance of such investments. Deferral of Directors' fees in accordance with the Plan will have a negligible effect on the Fund's assets, liabilities, and net income per share, and will not obligate the Fund to retain the services of any Director or obligate the Fund to pay any particular level of compensation to the Director. Neither the Portfolio nor the Fund has a retirement plan for its Trustees.


                          SERVICES FOR ACCUMULATION

    The following services are voluntary, involve no extra charge, other than the sales charge included in the offering price, and may be changed or discontinued without penalty at any time.

    INTENDED QUANTITY INVESTMENT -- STATEMENT OF INTENTION. If it is anticipated that $100,000 or more of Fund shares and shares of the other continuously offered open-end funds listed under "The Eaton Vance Exchange Privilege" in the Prospectus will be purchased within a 13-month period, a Statement of Intention should be signed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares held under the Right of Accumulation (see below) as of the date of the Statement will be included toward the completion of the Statement. The Statement authorizes the Transfer Agent to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. Execution of a Statement does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement, and should the amount actually purchased during the 13-month period be more or less than that indicated on the Statement, price adjustments will be made accordingly. For sales charges and other information on quantity purchases, see "How to Buy Fund Shares" in the Prospectus. Any investor considering signing a Statement of Intention should read it carefully.

    RIGHT OF ACCUMULATION -- CUMULATIVE QUANTITY DISCOUNT.The applicable sales charge level for the purchase of Fund shares is calculated by taking the dollar amount of the current purchase and adding it to the value (calculated at the maximum current offering price) of the shares the shareholder owns in his or her account(s) in the Fund and in the other continuously offered open-end funds listed under "The Eaton Vance Exchange Privilege" in the Prospectus. The sales charge on the shares being purchase will then be at the rate applicable to the aggregate amount. For example, if the shareholder owned shares valued at $80,000 of the Fund and purchased an additional $20,000 of Fund shares, the sales charge for the $20,000 purchase would be at the rate of 3.75% of the offering price (3.90% of the net amount invested), which is the rate applicable to single transactions of $100,000. For sales charges on quantity purchases, see "How to Buy Fund Shares" in the Prospectus. Shares purchased (i) by an individual, his or her spouse and their children under the age of twenty-one and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level.

    For any such discount to be made available, at the time of purchase a purchaser or any Authorized Firm which has an agreement with EVD must provide EVD (in the case of a purchase made through an Authorized Firm) or the Transfer Agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

                            PRINCIPAL UNDERWRITER

    Shares of the Fund may be continuously purchased at the public offering price through Authorized Firms which have agreements with EVD. EVD is a wholly-owned subsidiary of Eaton Vance. The public offering price is the net asset value next computed after receipt of the order, plus, where applicable, a variable percentage sales charge depending upon the amount of purchase as indicated by the sales charge table set forth in the Prospectus. Such table is applicable to purchases of the Fund alone or in combination with purchases of certain other funds offered by the Principal Underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or her or their own account; and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Fund shares, alone or in combination with purchases of any of the other funds offered by the Principal Underwriter through one dealer aggregating $100,000 or more made by any of the persons enumerated above within a thirteen-month period starting with the first purchase pursuant to a written Statement of Intention, in the form provided by the Principal Underwriter, which includes provisions for a price adjustment depending upon the amount actually purchased within such period (a purchase not made pursuant to such Statement may be included thereunder is the Statement if filed within 90 days of such purchase); or (2) purchases of the Fund pursuant to the Right of Accumulation and declared as such at the time of purchase.

    Subject to the applicable provisions of the 1940 Act, the Fund may issue shares at net asset value in the event that an investment company (whether a regulated or private investment company or a personal holding company) is merged or consolidated with or acquired by the Fund. Normally no sales charges will be paid in connection with an exchange of Fund shares for the assets of such investment company.

    Shares may be sold at net asset value to any officer, director, trustee, general partner or employee of the Fund, the Portfolio or any investment company for which Eaton Vance or BMR acts as investment adviser, any investment advisory, agency, custodial or trust account managed or administered by Eaton Vance or by any parent, subsidiary or other affiliate of Eaton Vance, or any officer, director, trustee or employee of any parent, subsidiary or other affiliate of Eaton Vance. The terms "officer," "director," "trustee," "general partner" or "employee" as used in this paragraph include any such person's spouse and minor children, and also retired officers, directors, trustees, general partners and employees and their spouses and minor children. Shares may also be sold at net asset value to registered representatives and employees of certain investment dealers and to such person's spouses and children under the age of 21 and their beneficial accounts.

    The Fund reserves the right to suspend or limit the offering of shares to the public at any time.

    EVD acts as principal in selling shares of the Fund under the distribution agreement with the Fund. The distribution agreement is renewable annually by the Fund's Board of Directors (including a majority of its Directors who are not interested persons of EVD or the Fund), may be terminated on six months' notice by either party, and is automatically terminated upon assignment. EVD distributes Fund shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. EVD allows Authorized Firms discounts from the applicable public offering price which are alike for all Authorized Firms. See "How to Buy Fund Shares" in the Prospectus for the discounts allowed to Authorized Firms. EVD may allow, upon notice to all Authorized Firms, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such Authorized Firms may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

                              DISTRIBUTION PLAN

    As described in the Prospectus, in addition to the fees and expenses described herein, the Fund finances distribution activities and bears expenses associated with the distribution of its shares pursuant to a distribution plan (the "Plan") designed to meet the requirements of Rule 12b-1 under the 1940 Act.

    Pursuant to such Rule, the Plan has been approved by the Board of Directors of the Fund (including a majority of those Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan). Under the Plan, the President or a Vice President of the Fund shall provide to the Directors for their review, and the Directors shall review at least quarterly, a written report of the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan remains in effect from year to year provided such continuance is approved at least annually by a vote of the Board of Directors and by a majority of those Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan. The Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the Fund, and all material amendments of the Plan must also be approved by the Directors in the manner described above. The Plan may be terminated at any time by vote of a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan or by a vote of a majority of the outstanding voting securities of the Fund. If the Plan is terminated or not continued in effect, the Fund has no obligation to reimburse the Principal Underwriter for amounts expended by the Principal Underwriter in distributing shares of the Fund. So long as the Plan is in effect, the selection and nomination of Directors who are not interested persons of the Fund shall be committed to the discretion of the Directors who are not such interested persons. The Directors have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.

    The Plan is intended to compensate the Principal Underwriter for its distribution services to the Fund by paying the Principal Underwriter monthly distribution fees in connection with the sale of shares of the Fund.

                           PERFORMANCE INFORMATION

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund covering the ten-, five- and one-year periods ended August 31, 1996.

                                                  VALUE OF A $1,000 INVESTMENT

                                                                              TOTAL RETURN                   TOTAL RETURN
                                                                           EXCLUDING MAXIMUM               INCLUDING MAXIMUM
                                                        VALUE OF              SALES CHARGE                   SALES CHARGE
     INVESTMENT        INVESTMENT      AMOUNT OF       INVESTMENT     ----------------------------    ---------------------------
       PERIOD             DATE        INVESTMENT*      ON 8/31/96      CUMULATIVE      ANNUALIZED      CUMULATIVE     ANNUALIZED
-----------------------------------------------------------------------------------------------------------------------------------
10 Years Ended
8/31/96                 8/31/86         $952.54        $4,106.97        331.16%          15.74%         310.70%         15.17%
5 Years Ended
8/31/96                 8/31/91         $952.25        $2,406.83        152.75%          20.38%         140.68%         19.20%
1 Year Ended
8/31/96                 8/31/95         $952.40        $1,248.04         31.04%          31.04%          24.80%         24.80%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

*Initial investment less current maximum sales charge of 4.75%

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As of October 31, 1996, the current Directors and officers of the Fund, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 31, 1996, to the knowledge of the Fund, no person owns of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                              OTHER INFORMATION

    The Fund was incorporated in Maryland on November 7, 1984. On August 30, 1996, the Fund changed its name from Medical Research Investment Fund, Inc.

                           INDEPENDENT ACCOUNTANTS

    For the fiscal year ending August 31, 1996 and the audit of the Fund for such year, Tait, Weller & Baker, Two Penn Center Plaza, Suite 700, Philadelphia, Pennsylvania, has served as the Fund's independent accountants. For future fiscal periods, Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts, will be the independent accountants of the Fund, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the Commission. Coopers & Lybrand Chartered Accountants, Toronto, Canada, are the independent accountants for the Portfolio.

                             FINANCIAL STATEMENTS

    At the time of the audit of the Portfolio, its name was Global Health Sciences Portfolio. The financial statements of the Fund, which are included in the Fund's Annual Report to Shareholders dated August 31, 1996, are incorporated by reference into this SAI and have been so incorporated in reliance on the report of Tait, Weller & Baker, independent certified public accountants, as experts in accounting and auditing.

    Registrant incorporates by reference the audited financial information for the Fund for the fiscal year ended August 31, 1996 (Accession No. 0000928816-96-000326), as previously filed electronically with the Commission.

                       GLOBAL HEALTH SCIENCES PORTFOLIO

                     STATEMENT OF ASSETS AND LIABILITIES

                                 JUNE 3, 1996
ASSETS:
    Cash ....................................................           $100,010
    Deferred organization expenses ..........................             12,000
                                                                        --------
        Total assets ........................................           $112,010

LIABILITIES:
    Accrued organization expenses ...........................             12,000
                                                                        --------
NET ASSETS ..................................................           $100,010
                                                                        ========

NOTES:
(1) Global Health Sciences Portfolio (the "Portfolio") was organized as a New York Trust on March 26, 1996 and has been inactive since that date, except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940 and the sale of interests therein at the purchase price of $100,000 to Boston Management & Research and the sale of interest therein at the purchase price of $10 to Eaton Vance Management (the "Initial Interests").

(2) Organization expenses are being deferred and will be amortized on a straight-line basis over a period not to exceed five years, commencing on the effective date of the Portfolio's initial offering of its interests. The amount paid by the Portfolio on any withdrawal by the holders of the Initial Interests of any of the respective Initial Interests will be reduced by a portion of any unamortized organization expenses, determined by the proportion of the amount of the Initial Interests withdrawn to the Initial Interests then outstanding.

(3) At 4:00 p.m., New York City time, on each business day of the Portfolio, the value of an investor's interest in the Portfolio is equal to the product of (i) the aggregate net asset value of the Portfolio multiplied by (ii) the percentage representing that investor's share of the aggregate interest in the Portfolio effective for that day.

                      REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
Global Health Sciences Portfolio:

We have audited the accompanying statement of assets and liabilities of Global Health Sciences Portfolio (a New York Trust) as of June 3, 1996. This financial statement is the responsibility of the Portfolio's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of Global Health Sciences Portfolio as of June 3, 1996, in conformity with generally accepted accounting principles.

                                     /s/ Coopers & Lybrand Chartered Accountants
                                         ---------------------------------------
                                         Coopers & Lybrand Chartered Accountants

Toronto, Ontario
June 21, 1996

     The Registrant incorporates herein by reference the Statement of Additional Information of EV Traditional Worldwide Health Sciences Fund, Inc. dated September 3, 1996 as previously electronically filed with the Commission on September 6, 1996 (Accession No. 0000950156-96-000791).

                                     PART C

                                OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

    (A) FINANCIAL STATEMENTS:
          INCLUDED IN PART A:
           Financial Highlights for each of the ten years in the period ended
            August 31, 1996

          INCLUDED IN PART B:
             Statement of Assets and Liabilities of Global Health Sciences Portfolio dated June 3, 1996
          INCORPORATED BY REFERENCE TO THE ANNUAL REPORT, DATED AUGUST 31, 1996,
           FILED ELECTRONICALLY PURSUANT TO SECTION 30(B)(2) OF THE INVESTMENT COMPANY ACT OF 1940, ARE THE FOLLOWING FINANCIAL STATEMENTS (ACCESSION NO. 0000928816-96-000323):
             Portfolio of Investments as of August 31, 1996
             Statement of Assets and Liabilities as of August 31, 1996
             Statement of Operations for the year ended August 31, 1996 Statement of Changes in Net Assets for each of the two years ended August 31, 1996
             Financial Highlights for the five years ended August 31, 1996
             Notes to Financial Statements
             Report of Independent Certified Public Accountants

    (B) EXHIBITS:

        1(a)   Copy of Articles of Incorporation dated November 5, 1984 filed as
               Exhibit 1 to Pre-Effective Amendment No. 1 to Form N-1A Registration Statement No. 2-95103.

         (b) Articles of Amendment Changing Name of Corporation dated August 30, 1996 filed herewith.

         (c)   Articles Supplementary dated November 18, 1996 filed herewith.

        2 Copy of By-Laws filed as Exhibit 2 to Pre-Effective Amendment No. 1 to Form N-1A Registration Statement No. 2-95103.

        3      Not applicable.

        4      Not applicable.

        5 Management Contract between Registrant and Eaton Vance Management dated July 17, 1996 filed as Exhibit 5(c) to Post-Effective Amendment No. 15 and incorporated herein by reference.

        6(a) Distribution Agreement between Registrant and Eaton Vance Distributors, Inc. dated November 1, 1996 filed herewith.

         (b) Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit 6(b) to the Registration Statement of Eaton Vance Growth Trust Post-Effective Amendment No. 61 and incorporated herein by reference.

         (c) Schedule of Dealer Discounts and Sales Charges filed as Exhibit 6(c) to the Registration Statement of Eaton Vance Growth Trust Post-Effective Amendment No. 59 and incorporated herein by reference.

        7 The Securities and Exchange Commission has granted the Eaton Vance Group of Funds an exemptive order that permits them to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

        8      Not applicable.

        9      Not applicable.

        10 Opinion and consent of counsel filed as Exhibit (10) to Post-Effective Amendment No. 12 to Form N-1A Registration Statement No. 2-95103.

        11(a) Consent of Tait, Weller & Baker on behalf of EV Traditional Worldwide Health Sciences Fund, Inc. filed herewith.

          (b) Consent of Coopers & Lybrand on behalf of Worldwide Health Sciences Portfolio filed herewith.

        12     Not applicable.

        13     Not applicable.

        14     Not applicable.

        15(a) Distribution Plan dated July 17, 1996 filed as Exhibit 15(a)(4) to Post-Effective Amendment No. 15 and incorporated herein by reference.

          (b) Amendment dated November 1, 1996 to the Distribution Plan (filed as Exhibit 15(a)(4)) filed herewith.

        16 Schedule for Computation of Performance Quotations filed herewith.

        17     Not applicable

        18 Multiple Class Plan for Institutional Shares dated November 18, 1996 filed herewith.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          Not applicable

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES
                                            Number of Record Holders
          Title of Class                    as of October 31, 1996
          --------------                    ----------------------

          Shares of common stock                   8,780
          par value $.001

ITEM 27.  INDEMNIFICATION

        Article VII (3) of the Registrant's Articles of Incorporation, incorporated by reference as Exhibit 1 hereto, and Article VI, Section II of the Registrant's By-Laws incorporated by reference as Exhibit 2 hereto, provide for the indemnification of the Registrant's principal underwriter, custodian, and transfer agent. In no event will the Registrant indemnify any of its Directors, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with the Registrant. The Registrant will comply with Rule 484 under the Securities Act of 1933 and the Release No. 11330 under the Investment Company Act of 1940 in connection with any indemnification.

        Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

   Reference is made to the information set forth under the caption "Management of the Fund and the Portfolio" in the Statement of Additional Information, which information is incorporated herein by reference.

ITEM 29.  PRINCIPAL UNDERWRITERS

   (a) Registrant's principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Management, is the principal underwriter for each of the investment companies named below:

        EV Classic California Municipals Fund
        EV Classic Connecticut Municipals Fund
        EV Classic Florida Insured Municipals Fund
        EV Classic Florida Limited Maturity Municipals Fund
        EV Classic Florida Municipals Fund
        EV Classic Government Obligations Fund
        EV Classic Greater China Growth Fund
        EV Classic Growth Fund
        EV Classic High Income Fund
        EV Classic Information Age Fund
        EV Classic Investors Fund
        EV Classic Massachusetts Limited Maturity Municipals Fund EV Classic National Limited Maturity Municipals Fund
        EV Classic National Municipals Fund
        EV Classic New Jersey Municipals Fund
        EV Classic New York Limited Maturity Municipals Fund
        EV Classic New York Municipals Fund
        EV Classic Pennsylvania Limited Maturity Municipals Fund
        EV Classic Pennsylvania Municipals Fund
        EV Classic Rhode Island Municipals Fund
        EV Classic Senior-Floating Rate Fund
        EV Classic Strategic Income Fund
        EV Classic Special Equities Fund
        EV Classic Stock Fund
        EV Classic Tax-Managed Growth Fund
        EV Classic Total Return Fund
        EV Marathon Alabama Municipals Fund
        EV Marathon Arizona Municipals Fund
        EV Marathon Arkansas Municipals Fund
        EV Marathon Asian Small Companies Fund
        EV Marathon California Limited Maturity Municipals Fund
        EV Marathon California Municipals Fund
        EV Marathon Colorado Municipals Fund
        EV Marathon Connecticut Limited Maturity Municipals Fund
        EV Marathon Connecticut Municipals Fund
        EV Marathon Emerging Markets Fund
        EV Marathon Florida Insured Municipals Fund
        EV Marathon Florida Limited Maturity Municipals Fund
        EV Marathon Florida Municipals Fund
        EV Marathon Georgia Municipals Fund
        EV Marathon Gold & Natural Resources Fund
        EV Marathon Government Obligations Fund
        EV Marathon Greater China Growth Fund
        EV Marathon Greater India Fund
        EV Marathon Growth Fund
        EV Marathon Hawaii Municipals Fund
        EV Marathon High Income Fund
        EV Marathon High Yield Municipals Fund
        EV Marathon Information Age Fund
        EV Marathon Investors Fund
        EV Marathon Kansas Municipals Fund
        EV Marathon Kentucky Municipals Fund
        EV Marathon Louisiana Municipals Fund
        EV Marathon Maryland Municipals Fund
        EV Marathon Massachusetts Limited Maturity Municipals Fund EV Marathon Massachusetts Municipals Fund
        EV Marathon Michigan Limited Maturity Municipals Fund
        EV Marathon Michigan Municipals Fund
        EV Marathon Minnesota Municipals Fund
        EV Marathon Mississippi Municipals Fund
        EV Marathon Missouri Municipals Fund
        EV Marathon National Limited Maturity Municipals Fund
        EV Marathon National Municipals Fund
        EV Marathon New Jersey Limited Maturity Municipals Fund
        EV Marathon New Jersey Municipals Fund
        EV Marathon New York Limited Maturity Municipals Fund
        EV Marathon New York Municipals Fund
        EV Marathon North Carolina Municipals Fund
        EV Marathon Ohio Limited Maturity Municipals Fund
        EV Marathon Ohio Municipals Fund
        EV Marathon Oregon Municipals Fund
        EV Marathon Pennsylvania Limited Maturity Municipals Fund EV Marathon Pennsylvania Municipals Fund
        EV Marathon Rhode Island Municipals Fund
        EV Marathon Strategic Income Fund
        EV Marathon South Carolina Municipals Fund
        EV Marathon Special Equities Fund
        EV Marathon Stock Fund
        EV Marathon Tax-Managed Growth Fund
        EV Marathon Tennessee Municipals Fund
        EV Marathon Texas Municipals Fund
        EV Marathon Total Return Fund
        EV Marathon Virginia Municipals Fund
        EV Marathon West Virginia Municipals Fund
        EV Marathon Worldwide Health Sciences Fund
        EV Traditional Alabama Municipals Fund
        EV Traditional Arizona Municipals Fund
        EV Traditional Arkansas Municipals Fund
        EV Traditional Asian Small Companies Fund
        EV Traditional California Limited Maturity Municipals Fund EV Traditional California Municipals Fund
        EV Traditional Colorado Municipals Fund
        EV Traditional Connecticut Limited Maturity Municipals Fund EV Traditional Connecticut Municipals Fund
        EV Traditional Emerging Markets Fund
        EV Traditional Florida Insured Municipals Fund
        EV Traditional Florida Limited Maturity Municipals Fund
        EV Traditional Florida Municipals Fund
        EV Traditional Georgia Municipals Fund
        EV Traditional Government Obligations Fund
        EV Traditional Greater China Growth Fund
        EV Traditional Greater India Fund
        EV Traditional Growth Fund
        EV Traditional Hawaii Municipals Fund
        EV Traditional High Yield Municipals Fund
        EV Traditional Kansas Municipals Fund
        EV Traditional Kentucky Municipals Fund
        EV Traditional Louisiana Municipals Fund
        EV Traditional Maryland Municipals Fund
        EV Traditional Massachusetts Municipals Fund
        EV Traditional Michigan Limited Maturity Municipals Fund
        EV Traditional Michigan Municipals Fund
        EV Traditional Minnesota Municipals Fund
        EV Traditional Mississippi Municipals Fund
        EV Traditional Missouri Municipals Fund
        Eaton Vance Municipal Bond Fund L.P.
        EV Traditional National Limited Maturity Municipals Fund
        EV Traditional National Municipals Fund
        EV Traditional New Jersey Limited Maturity Municipals Fund EV Traditional New Jersey Municipals Fund
        EV Traditional New York Limited Maturity Municipals Fund
        EV Traditional New York Municipals Fund
        EV Traditional North Carolina Municipals Fund
        EV Traditional Ohio Limited Maturity Municipals Fund
        EV Traditional Ohio Municipals Fund
        EV Traditional Oregon Municipals Fund
        EV Traditional Pennsylvania Municipals Fund
        EV Traditional South Carolina Municipals Fund
        EV Traditional Special Equities Fund
        EV Traditional Stock Fund
        EV Traditional Tax-Managed Growth Fund
        EV Traditional Tennessee Municipals Fund
        EV Traditional Texas Municipals Fund
        EV Traditional Total Return Fund
        EV Traditional Virginia Municipals Fund
        EV Traditional West Virginia Municipals Fund
        EV Traditional Worldwide Health Sciences Fund, Inc.
        Eaton Vance Cash Management Fund
        Eaton Vance Liquid Assets Trust
        Eaton Vance Money Market Fund
        Eaton Vance Prime Rate Reserves
        Eaton Vance Short-Term Treasury Fund
        Eaton Vance Tax Free Reserves
        Massachusetts Municipal Bond Portfolio


   (B)

           (1)                              (2)                           (3)
    Name and Principal            Positions and Offices         Positions and Offices
     Business Address           with Principal Underwriter         with Registrant
     ----------------           --------------------------        ---------------------

    James B. Hawkes*            Vice President and Director        President, Principal
                                                                   Executive Officer and
                                                                   Trustee
    William M. Steul*           Vice President and Director               None
    Wharton P. Whitaker*        President and Director                    None
    Chris Berg*                 Vice President                            None
    Kate B. Bradshaw*           Vice President                            None
    H. Day Brigham, Jr.*        Vice President                            None
    Susan W. Bukima*            Vice President                            None
    Jeffrey W. Butterfield*     Vice President                            None
    David B. Carle*             Vice President                            None
    James S. Comforti*          Vice President                            None
    Raymond Cox*                Vice President                            None
    Mark P. Doman*              Vice President                            None
    James Foley*                Vice President                            None
    Michael A. Foster*          Vice President                            None
    William M. Gillen*          Vice President                            None
    Hugh S. Gilmartin*          Vice President                            None
    Perry D. Hooker*            Vice President                            None
    Brian Jacobs*               Senior Vice President                     None
    Thomas P. Luka*             Vice President                            None
    Timothy D. McCarthy*        Vice President                            None
    Joseph T. McMenamin*        Vice President                            None
    Morgan C. Mohrman*          Senior Vice President                     None
    James A. Naughton*          Vice President                            None
    Mark D. Nelson*             Vice President                            None
    Linda D. Newkirk*           Vice President                            None
    Thomas Otis*                Secretary and Clerk                       Secretary
    George D. Owen*             Vice President                            None
    F. Anthony Robinson*        Vice President                            None
    Jay S. Rosoff*              Vice President                            None
    Benjamin A. Rowland, Jr.*   Vice President,                           None
                                  Treasurer and Director
    John P. Rynne*              Vice President                            None
    Kevin Schrader*             Vice President                            None
    George V.F. Schwab, Jr.*    Vice President                            None
    Cornelius J. Sullivan*      Vice President                            None
    David M. Thill*             Vice President                            None
    Chris Volf*                 Vice President                            None
    Sue Wilder*                 Vice President                            None

    ----------
    *Address is 24 Federal Street, Boston, MA 02110

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

   All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, Investors Bank & Trust Company, 89 South Street, Boston, MA 02111, and its transfer agent, First Data Investor Services Group, 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of Eaton Vance Management, 24 Federal Street, Boston, MA 02110. Certain corporate documents of Worldwide Health Sciences Portfolio (the "Portfolio") are also maintained by IBT Trust Company (Cayman), Ltd., the Bank of Nova Scotia Building, P.O. Box 501, George Town, Grand Cayman, Cayman Islands, British West Indies, and certain investor account, Portfolio and the Registrant's accounting records are held by IBT Fund Services (Canada) Inc., 1 First Canadian Place, King Street West, Suite 2800, P.O. Box 231, Toronto, Ontario, Canada M5X 1C8. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management.

ITEM 31.  MANAGEMENT SERVICES

   Not applicable

ITEM 32.  UNDERTAKINGS

   The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts on the 22nd day of November, 1996.

                                       EV TRADITIONAL WORLDWIDE HEALTH
                                            SCIENCES FUND, INC.



                                        By: /s/ James B. Hawkes
                                                --------------------------------
                                                James B. Hawkes, President

        Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

          Signatures                               Title                      Date

                                            President, Principal Executive
/s/ James B. Hawkes                           Officer and Director              November 22, 1996
    ---------------------------------
    James B. Hawkes
                                            Treasurer and Principal
                                               Financial and
/s/ James L. O'Connor                          Accounting Officer               November 22, 1996
    ---------------------------------
    James L. O'Connor

                                            Director                            November 22, 1996
    Donald R. Dwight*
    ---------------------------------
    Donald R. Dwight

                                            Director                            November 22, 1996
    Samuel L. Hayes, III*
    ---------------------------------
    Samuel L. Hayes, III

                                            Director                            November 22, 1996
    Norton H. Reamer*
    ---------------------------------
    Norton H. Reamer

                                            Director                            November 22, 1996
    John L. Thorndike*
    ---------------------------------
    John L. Thorndike

                                            Director                            November 22, 1996
    Jack L. Treynor*
    ---------------------------------
    Jack L. Treynor

*Signed by: /s/ James B. Hawkes
               ----------------------
               As Attorney-in-fact

                                   SIGNATURES

        The undersigned Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of the Registrant (File No. 2-95103) to be signed on its behalf by the undersigned, thereunto duly authorized, in Hamilton, Bermuda on the 18th day of October, 1996.

                                        WORLDWIDE HEALTH SCIENCES PORTFOLIO



                                        By: /s/ James B. Hawkes
                                                --------------------------------
                                                James B. Hawkes, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


          Signatures                               Title                             Date
          ----------                               -----                             ----

                                            President, Principal Officer and
/s/ James B. Hawkes                           Trustee                           October 18, 1996
    ---------------------------------
    James B. Hawkes

                                            Treasurer, Principal Financial
                                               and Accounting Officer and
/s/ James L. O'Connor                          Trustee                          October 18, 1996
    ---------------------------------
    James L. O'Connor


/s/ Donald R. Dwight
    ---------------------------------       Trustee                             October 18, 1996
    Donald R. Dwight


/s/ Samuel L. Hayes, III                    Trustee                             October 18, 1996
    ---------------------------------
    Samuel L. Hayes, III


/s/ Norton H. Reamer                        Trustee                             October 18, 1996
    ---------------------------------
    Norton H. Reamer


/s/ John L. Thorndike                       Trustee                             October 18, 1996
    ---------------------------------
    John L. Thorndike


/s/ Jack L. Treynor                         Trustee                             October 18, 1996
    ---------------------------------
    Jack L. Treynor

                                INDEX TO EXHIBITS


Exhibit
Number         Description of Exhibits
-------        -----------------------


 1(b)          Articles of Amendment Changing Name of Corporation dated August
               30, 1996.

 1(c)          Articles Supplementary dated November 18, 1996.

 6(a) Distribution Agreement between Registrant and Eaton Vance Distributors, Inc. dated November 1, 1996.

11(a) Consent of Tait, Weller & Baker on behalf of EV Traditional Worldwide Health Sciences Fund, Inc.

11(b) Consent of Coopers & Lybrand on behalf of Worldwide Health Sciences Portfolio.

15(b) Amendment dated November 1, 1996 to the Distribution Plan between Registrant and Eaton Vance Distributors, Inc. (filed as
               Exhibit 15(a)(4)).

16             Schedule for Computation of Performance Quotation

18 Multiple Class Plan for EV Traditional Worldwide Health Sciences Fund, Inc. dated November 18, 1996 filed herewith.